Segment information and revenue analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 8,706,740	$ 1,437,848	$ 280,000
Discontinued Operations [Member]
Total revenues			2,589,823
Standard Cloud Based Services [Member] | Discontinued Operations [Member]
Total revenues			879,873
B P O Services [Member] | Discontinued Operations [Member]
Total revenues			1,092,397
Business Integration Services [Member] | Discontinued Operations [Member]
Total revenues			422,605
Other Revenues [Member] | Discontinued Operations [Member]
Total revenues			$ 194,948